Accounts receivable, net - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net
Beginning balance	$ 33,474	$ 16,986	$ 12,400
Increase	4,570	17,621	5,767
Write-off		(1,133)	(1,181)
Ending balance	$ 38,044	$ 33,474	$ 16,986